Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions [abstract]
Disclosure of changes in provisions

(in thousands of euros)	As of January 1, 2020	Increases	Decreases(1)	As of December 31, 2020
Lump-sum retirement benefits	331	83	—	414
Non-current provisions	331	83	—	414
Provisions for disputes	—	40	—	40
Provision for charges	164	—	(164)	—
Current provisions	164	40	(164)	40
Total provisions	495	123	(164)	454
(1)See Statement of consolidated cash flows and Note 16.4 for the nature of these decreases

(in thousands of euros)	As of January 1, 2019	Increases	Decreases(1)	As of December 31, 2019
Lump-sum retirement benefits	337	82	(88)	331
Non-current provisions	337	82	(88)	331
Provisions for disputes	55	—	(55)	—
Provision for charges	—	164	—	164
Current provisions	55	164	(55)	164
Total provisions	392	246	(143)	495
(1)See Statement of consolidated cash flows and Note 16.4 for the nature of these decreases

Disclosure of commitments for retirement benefits
Commitments for retirement benefits

(in thousands of euros)	As of December 31, 2020	As of December 31, 2019
Provision as of beginning of period	331	337
Cost of services	76	76
Interests / discounting costs	3	6
Expense for the period	79	82
Gains or losses related to experience	(61)	(116)
Gains or losses related to change in demographic assumptions	3	(21)
Gains or losses related to change in financial assumptions	62	48
Actuarial gains or losses recognized in other comprehensive income	4	(88)
Provision as of end of period	414	331

Disclosure of assumptions used to measure retirement benefits
The assumptions used to measure lump-sum retirement benefits are as follows:

Measurement date	December 31, 2020	December 31, 2019
Retirement assumptions	Management: Age 66 Non-management: Age 64	Management: Age 66 Non-management: Age 64
Social security contribution rate	44%	43%
Discount rate	0.33%	0.85%
Mortality tables	Regulatory table INSEE 2014 -2016	Regulatory table INSEE 2012 -2014
Salary increase rate (including inflation)	Executive: 3% Non-Executive: 2.5%	2.5%
Staff turnover	Constant average rate of 5.86%	Constant average rate of 5.86%
Duration	17 years	17 years